                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Flexible Income Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
(Address of principal executive offices)      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Item 1. Report to Shareholders

Letter to the Shareholders ▪ April 30, 2003

Dear Shareholder:

This annual report to shareholders of Morgan Stanley Flexible Income Trust covers the six-month period ended April 30, 2003. During this period, the Fund's name changed to Morgan Stanley Flexible Income Trust from Morgan Stanley Diversified Income Trust. This name change reflected a change in the Fund's investment mandate. Previously, the Fund equally allocated approximately one-third of its assets among three separate groups or market segments of fixed-income securities: global securities; mortgaged-backed securities and U.S. government securities; and high-yield securities. Under the Fund's new investment mandate, the management team will actively allocate the Fund's securities investments among these groups, with the addition of an emerging markets securities group. The amount of the Fund's assets committed to any one asset class or group will fluctuate depending upon market conditions and the current economic environment.

We believe that these changes are consistent with the Fund's primary investment objective of seeking a high level of current income and with its secondary objective of seeking to maximize total return but only to the extent consistent with its primary objective.

Domestic Fixed-Income Market Overview

The six-month review period included a continuation of the persistent concerns that have resulted in investment-grade security yields falling to 45-year lows. These included concerns about corporate accounting and governance, conflict in the Mideast, potential terrorist events, and SARS. Even before the beginning of the period, the cumulative effects of corporate-governance and accounting scandals had shaken investor confidence, with adverse effects on the economy and the non-government security markets. The resulting flight to quality and subsequent additional easing of monetary policy had created a fresh impetus toward lower Treasury yields.

Yields fluctuated throughout the period under review, rising on investor perception that the economy was improving, only to fall on renewed concerns about the geopolitical situation and, toward the end of the period, SARS. From October 2002 through the end of April, the benchmark 5-year Treasury note yield traded between about 2.50 percent and 3.30 percent before closing at 2.73 percent at the end of April.

In our view, these low yields were inconsistent with an eventual return to normal economic activity. Our analysis suggests that, by the end of the period, Treasury yields were consistent with slow economic growth for about the next five years and below full employment growth for some ten years. We viewed the market's implied outlook as being excessively pessimistic. The Fund's interest-rate sensitivity was reduced to lessen the effect if interest rates rose. Although this decision hampered the Fund's performance somewhat, it left the Fund with some insulation from potentially rising rates during the period ahead.

Morgan Stanley Flexible Income Trust

Letter to the Shareholders ▪ April 30, 2003 continued

Global Bond Market Overview

The economic forces affecting the United States have been a global phenomenon. Germany's economic weakness was especially pronounced, and German yields posted substantial declines during the review period. The yield on the five-year German government bond decreased by about 51 basis points to 3.27 percent, and the yield on the 10-year German bond fell by about 42 basis points to 4.09 percent. Most other government bond yields also fell. For example, U.K. government bond yields fell by about 20 basis points.

While many non-U.S. economies appeared to be weaker than the U.S. economy, corporate-governance issues and geopolitical concerns tended to center on the United States. A large and growing current-account deficit also undermined support for the U.S. dollar. Consequently, the U.S. dollar weakened against most major currencies during the period. The euro rose by about 12.8 percent to 1.1163 from 0.9895 U.S. dollars per euro. The Australian dollar posted a similar gain. Even the Japanese yen managed a 2.7 percent gain despite persistent structural problems in the Japanese economy.

High-Yield Market Overview

At the beginning of the period, the high-yield market was just beginning to recover from an extraordinarily difficult four-year stretch. Prior to this period, occasional signs of recovery inevitably succumbed to the next round of concerns. In late October 2002, however, the market again appeared to begin to recover and this time continued to improve, as money flowed back into high-yield mutual funds, the economy improved, and the default rate began to decline. Moody's 12-month issuer-based default rate fell from a peak of 10.8 percent in January 2002, to 6.7 percent in April 2003. Although the current default rate is still high relative to long-term averages, most estimates are for the rate to continue to decline over the next two years.

From November through April, the high-yield market posted six straight months of positive returns, with November ranking as the fifth best month over the past 15 years, as measured by the CSFB High Yield Index. More than $20 billion flowed into high-yield mutual funds during this period, which led to strong buying by portfolio managers. The inflows easily outpaced the moderate new issuance in the first four months of 2003. The spread of the CSFB High Yield Index tightened by 353 basis points during the six-month period to finish at 727 basis points over comparable Treasury securities.

Several industries performed very well over the period with wireless communications, telecom, cable, utilities and information technology all returning over 30 percent. These industries had performed very poorly over the previous year or more and therefore had more room to improve on the upside. Most of the other industries had returns above 10 percent including broadcasting, media, manufacturing, chemicals and financials.

Morgan Stanley Flexible Income Trust

Letter to the Shareholders ▪ April 30, 2003 continued

Performance and Portfolio Strategy

For the six-month period ended April 30, 2003, Morgan Stanley Flexible Income Trust's Class A, B, C and D shares posted total returns of 8.18 percent, 7.78 percent, 7.80 percent and 8.22 percent, respectively. During the same period, the Lehman Brothers Intermediate U.S. Government/Credit Index1 returned 4.43 percent and the Lipper Multi-Sector Income Funds Index2 returned 12.23 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would have been lower. Past performance is no guarantee of future results.

The Fund's performance relative to the Lehman index can be attributed to the strong performance of its high-yield component. The Fund's U.S. government/mortgage and global bond components, which were supported by stable U.S. government and mortgage bond yields and increases in the values of non-U.S. currencies, also contributed positively to performance.

We appreciate your ongoing support of Morgan Stanley Flexible Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

Charles A. Fiumefreddo Chairman of the Board	Mitchell M. Merin President

[1]	The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
[2]	The Lipper Multi-Sector Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Sector Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

Morgan Stanley Flexible Income Trust

Fund Performance ▪ April 30, 2003

Average Annual Total Returns – Period Ended April 30, 2003

Class A Shares*
1 Year	13.67	%(1)	8.84	%(2)
5 Years	(0.25)	% (1)	(1.11)	% (2)
Since Inception (7/28/97)	0.75	%(1)	(0.01)	% (2)

Class B Shares**
1 Year	12.91	%(1)	7.91	%(2)
5 Years	(0.87)	% (1)	(1.15)	% (2)
10 Years	2.65	%(1)	2.65	%(2)

Class C Shares†
1 Year	12.93	%(1)	11.93	%(2)
5 Years	(0.87)	% (1)	(0.87)	% (2)
Since Inception (7/28/97)	0.12	%(1)	0.12	%(2)

Class D Shares††
1 Year	13.85	% (1)
5 Years	0.00	% (1)
Since Inception (7/28/97)	1.00	% (1)

Fast performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

(1)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Government & Corporate Bonds (117.9%)
	Foreign (36.1%)
	Argentina (0.5%)
	Government Obligations
$ 4,000	Republic of Argentina	0.00%	03/31/23	$1,858,556
500	Republic of Argentina	0.00	04/01/05	150,000
	Total Argentina			2,008,556
	Australia (0.0%)
	Cable/Satellite TV (0.0%)
90	Australis Media Ltd. (a) (c)	15.75	05/15/03	0
4,700	Australis Media Ltd. (Units) ‡ (a) (c)	15.75	05/15/03	0
	Total Australia			0
	Austria (3.8%)
	Government Obligation
EUR 14,500	Austrian Government Bond	3.40	10/20/04	16,419,611
	Bermuda (0.0%)
	Personnel Services (0.0%)
175	Adecco Financial Services	6.00	03/15/06	204,123
	Specialty Telecommunications (0.0%)
$ 1,435	Global Crossing Holdings, Ltd. (Bermuda) (a) (c)	8.70	08/01/07	41,256
245	Global Crossing Holdings, Ltd. (Bermuda) (a) (c)	9.50	11/15/09	7,044
				48,300
	Total Bermuda			252,423
	Brazil (2.5%)
	Government Obligations
850	Federal Republic of Brazil	10.00	01/16/07	845,403
400	Federal Republic of Brazil	11.25	07/26/07	411,000
3,600	Federal Republic of Brazil	12.00	04/15/10	3,663,000
2,217	Federal Republic of Brazil	8.00	04/15/14	1,939,471
450	Federal Republic of Brazil	12.75	01/15/20	450,225

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$2,750	Federal Republic of Brazil	8.875%		04/15/24	$2,062,500
200	Federal Republic of Brazil	12.25		03/06/30	192,000
1,350	Federal Republic of Brazil	11.00		08/17/40	1,177,875
	Total Brazil				10,741,474
	Bulgaria (0.3%)
	Government Obligation
1,000	Republic of Bulgaria	8.25		01/15/15	1,126,500
	Canada (3.9%)
	Airlines (0.0%)
420	Air Canada Corp. (a) (c)	10.25		03/15/11	98,700
	Chemical Specialty (0.1%)
265	Acetex Corp.	10.875		08/01/09	291,500
	Consumer/Business Services (0.1%)
627	MDC Communication Corp.	10.50		12/01/06	570,570
	Containers/Packaging (0.1%)
455	Norampac Inc.	9.50		02/01/08	477,750
	Electronics/Appliances (0.0%)
12,061	International Semi-Tech Microelectronics, Inc. (a) (c)	11.50		08/15/03	0
	Government Obligations (2.9%)
CAD 17,200	Canada Government Bond	5.50		06/01/09	12,590,774
	Forest Products (0.3%)
$460	Tembec Industries Inc.	8.50		02/01/11	478,400
650	Tembec Industries Inc. – 144A*	8.625		06/30/09	676,000
					1,154,400
	Movies/Entertainment (0.1%)
470	Alliance Atlantis Communications, Inc.	13.00		12/15/09	536,388
	Other Metals/Minerals (0.0%)
30	Inco Ltd.	7.75		05/15/12	34,613
	Publishing: Newspapers (0.2%)
634	Hollinger Participation Trust – 144A*	12.125	†	11/15/10	671,375
	Pulp & Paper (0.1%)
425	Norske Skog Canada Ltd.	8.625		06/15/11	439,875

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Specialty Telecommunications (0.0%)
$1,300	Worldwide Fiber Inc. (c)	12.00%	08/01/09	$130
	Total Canada			16,866,075
	Colombia (0.4%)
	Government Obligation
1,519	Republic of Colombia	9.75	04/09/11	1,690,208
	Denmark (2.7%)
	Cable/Satellite TV (0.0%)
1,380	Callahan-Nordhein Westfalen (a) (c)	14.00	07/15/10	60,375
	Finance/Rental/Leasing (1.7%)
DKK 19,764	Realkredit Denmark	6.00	10/01/29	3,049,488
28,021	Unikredit Realkredit	5.00	10/01/29	4,199,255
				7,248,743
	Government Obligation (1.0%)
25,000	Denmark (Kingdom of)	6.00	11/15/09	4,216,319
	Total Denmark			11,525,437
	Dominican Republic (0.2%)
	Government Obligations
$650	Dominican (Republic of)	9.50	09/27/06	695,839
400	Dominican (Republic of)	9.04	01/23/13	398,628
				1,094,467
	El Salvador (0.2%)
	Government Obligations
650	Republic of El Salvador	7.75	01/24/23	700,874
200	Republic of El Salvador	8.25	04/10/32	204,670
				905,544
	France (4.3%)
	Government Obligation (4.1%)
EUR 13,300	France (Republic of)	6.50	04/25/11	17,460,606
	Major Telecommunications (0.1%)
GBP 200	France Telecom	7.25	11/10/20	349,868

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Media Conglomerates (0.1%)
$305	Vivendi Universal – 144A*	9.25%	04/15/10	$342,362
	Water Utilities (0.0%)
EUR 100	Gie Suez Alliance	5.50	02/20/09	117,199
	Total France			18,270,035
	Germany (2.4%)
	Government Obligations
45	Deutscheland Republic	4.50	07/04/09	52,851
7,790	Deutscheland Republic	6.25	01/04/24	10,361,991
				10,414,842
	Ireland (0.1%)
	Investment Managers (0.1%)
$500	MDP Acquisition PLC – 144A*	9.625	10/01/12	542,500
	Japan (1.9%)
	Government Obligations
JPY 765,000	Japan (Government of)	0.10	04/20/05	6,434,079
200,000	Japan (Government of)	0.80	03/20/13	1,711,007
				8,145,086
	Luxembourg (0.2%)
	Industrial Conglomerates
$1,055	Tyco International Group S.A.	6.75	02/15/11	1,055,000
	Malaysia (0.5%)
	Government Obligation (0.2%)
850	Malaysia	7.50	07/15/11	997,050
	Integrated Oil (0.3%)
950	Petronas Capital	7.00	05/22/12	1,054,500
	Total Malaysia			2,051,550
	Mexico (2.1%)
	Government Obligations (1.9%)
1,050	United Mexican States Corp.	10.375	02/17/09	1,360,800
1,000	United Mexican States Corp.	9.875	02/01/10	1,274,000
1,950	United Mexican States Corp.	11.375	09/15/16	2,788,500

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$260	United Mexican States Corp.	8.00%	09/24/22	$287,950
2,220	United Mexican States Corp.	8.30	08/15/31	2,511,930
				8,223,180
	Oil & Gas Production (0.2%)
550	Petroleos Mexicanos Ser P	9.50	09/15/27	654,500
	Total Mexico			8,877,680
	Netherlands (0.1%)
	Major Telecommunications (0.0%)
100	Deutsche Telekom International Finance Corp.	8.75	06/15/30	123,576
	Other Transportation (0.1%)
EUR 150	Fixed Link Holding Finance	5.75	02/02/09	177,651
	Total Netherlands			301,227
	Nigeria (0.1%)
	Government Obligation
$750	Central Bank of Nigeria	6.25	11/15/20	597,187
	Panama (0.3%)
	Government Obligations
300	Republic of Panama	9.625	02/08/11	342,750
900	Republic of Panama	9.375	04/01/29	1,001,250
	Total Panama			1,344,000
	Peru (0.3%)
	Government Obligation
1,000	Republic of Peru	9.875	02/06/15	1,122,500
	Philippines (0.2%)
	Government Obligation
700	Republic of Philippines	9.375	01/18/17	747,250
	Qatar (0.2%)
	Gas Distributors (0.1%)
305	Ras Laffan Liquid Natural Gas – 144A*	8.294	03/15/14	330,742
	Government Obligation (0.1%)
300	State of Qatar	9.75	06/15/30	394,050
	Total Qatar			724,792

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Russia (2.3%)
	Government Obligations
$950	Federal Republic of Russia	8.75%	07/24/05	$1,052,600
3,200	Federal Republic of Russia	12.75	06/24/28	4,944,000
4,300	Federal Republic of Russia	5.00	03/31/30	3,870,000
				9,866,600
	Singapore (0.1%)
	Electronic Components
380	Flextronics International Ltd. (Series B)	9.875	07/01/10	425,600
	South Africa (0.3%)
	Government Obligation
1,150	Republic of South Africa	7.375	04/25/12	1,295,188
	South Korea (0.1%)
	Government Obligation
250	Republic of Korea	8.875	04/15/08	305,938
	Sweden (2.6%)
	Government Obligation
SEK 91,875	Swedish Government Bond	5.00	01/15/04	11,364,263
	Tunisia (0.1%)
	Regional Banks
$200	Banque Centrale de Tunisie	7.375	04/25/12	223,500
	Turkey (0.1%)
	Government Obligation
450	Republic of Turkey	12.38	06/15/09	473,063
	Ukraine (0.1%)
	Government Obligation
597	Republic of Ukraine	11.00	03/15/07	667,522
	United Kingdom (2.8%)
	Advertising/Marketing Services (0.1%)
200	WPP Group PLC	6.00	06/18/08	229,006

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Cable/Satellite TV (0.2%)
$395	British Sky Broadcasting Group PLC	6.875%	02/23/09	$427,588
155	British Sky Broadcasting Group PLC	8.20	07/15/09	176,700
				604,288
	Chemical Specialty (0.1%)
270	Avecia Group PLC	11.00	07/01/09	245,700
	Government Obligations (2.3%)
GBP 3,155	U.K. Treasury	5.75	12/07/09	5,501,516
2,750	U.K. Treasury	5.00	06/07/04	4,470,046
				9,971,562
	Major Telecommunications (0.1%)
$170	British Telecom PLC	8.875	12/15/30	226,154
905	Telewest Communications PLC (c)	9.875	02/01/10	208,150
				434,304
	Miscellaneous Manufacturing (0.0%)
EUR 100	FKI PLC	6.625	02/22/10	104,742
	Real Estate Development (0.0%)
100	Hammerson PLC	6.25	06/20/08	120,266
	Tobacco (0.0%)
125	BAT International Finance PLC	4.875	02/25/09	139,236
	Total United Kingdom			11,849,104
	Venezuela (0.4%)
	Government Obligations
$952	Republic of Venezuela	2.3125	12/18/07	704,761
1,450	Republic of Venezuela	9.2500	09/15/27	946,850
				1,651,611
	Total Foreign (Cost $152,281,945)			154,946,333
	United States (81.8%)
	Corporate Bonds (24.3%)
	Advertising/Marketing Services (0.1%)
415	Interep National Radio Sales, Inc. (Series B)	10.00	07/01/08	315,400
205	RH Donnelley Financial Corp. – 144A*	10.88	12/15/12	237,288
				552,688

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Aerospace & Defense (0.2%)
$265	Lockheed Martin Corp.	8.50%		12/01/29	$356,375
1,075	Loral Space & Communications Ltd.	9.50		01/15/06	209,625
150	Raytheon Co.	8.20		03/01/06	172,219
					738,219
	Alternative Power Generation (0.1%)
470	Calpine Corp.	8.50		02/15/11	343,100
	Apparel/Footwear (0.0%)
75	Phillips Van-Heusen – 144A*	8.125		05/01/13	75,000
	Apparel/Footwear Retail (0.2%)
80	Gap, Inc. (The)	6.90		09/15/07	84,800
590	Gap, Inc. (The)	10.55		12/15/08	703,575
					788,375
	Auto Parts: O.E.M. (0.5%)
195	ArvinMeritor, Inc.	8.75		03/01/12	210,600
305	Collins & Aikman Products	10.75		12/31/11	312,625
315	Intermet Corp.	9.75		06/15/09	309,487
260	Lear Corp. (Series B)	8.11		05/15/09	292,500
365	Metaldyne Corp.	11.00		06/15/12	317,550
750	TRW Automotive, Inc. – 144A*	9.375		02/15/13	819,375
					2,262,137
	Broadcast/Media (0.3%)
1,800	Tri-State Outdoor Media Group, Inc. (c)	11.00		05/15/08	1,172,250
	Broadcasting (0.2%)
EUR 150	Clear Channel Communications, Inc.	6.50		07/07/05	174,894
$170	Nexstar Finance Holding LLC – 144A*	11.375	††	04/01/13	109,225
500	Salem Communications Holdings Corp. (Series B)	9.00		07/01/11	528,750
70	Susquehanna Media Co. – 144A*	7.375		04/15/13	73,325
					886,194
	Building Products (0.1%)
195	Brand Services, Inc. – 144A*	12.00		10/15/12	214,500
80	Nortek, Inc.	9.25		03/15/07	82,500
					297,000

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Cable/Satellite TV (0.7%)
$980	Charter Communications Holdings/Charter Capital	11.75	††%	05/15/11	$441,000
315	Comcast Corp.	6.50		01/15/15	342,214
140	CSC Holdings Inc.	8.125		07/15/09	148,400
90	CSC Holdings Inc.	9.875		02/15/13	94,275
50	CSC Holdings Inc.	10.50		05/15/16	56,375
430	DIRECTV Holdings/Finance – 144A*	8.375		03/15/13	481,600
535	Echostar DBS Corp.	9.125		01/15/09	601,875
465	Knology, Inc. – 144A* (d)	12.00	†	11/30/09	362,700
85	Liberty Media Corp.	5.70		05/15/13	84,684
130	Pegasus Communications Corp. (Series B)	9.75		12/01/06	119,600
30	Pegagus Communications Corp. (Series B)	12.50		08/01/07	28,950
35	Pegasus Satellite	12.38		08/01/06	33,775
75	Pegasus Satellite	13.50	††	03/01/07	64,500
					2,859,948
	Casino/Gaming (0.8%)
6,500	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (e)	13.50		03/01/10	32,500
915	Harrah's Operating Co., Inc.	7.875		12/15/05	985,912
175	Harrah's Operating Co., Inc.	8.00		02/01/11	201,243
497	Park Place Entertainment	8.875		09/15/08	536,760
3,904	Resort At Summerlin LP/Ras Co. (Series B) (a) (c)	13.00		12/15/07	0
700	Station Casinos, Inc.	8.375		02/15/08	750,750
515	Station Casinos, Inc.	9.875		07/01/10	567,787
270	Venetian Casino/LV Sands	11.00		06/15/10	296,325
					3,371,277
	Cellular Telephone (0.4%)
320	Dobson Communications Corp.	10.88		07/01/10	336,000
265	Nextel Communications, Inc.	10.65		09/15/07	277,588
1,250	Nextel Communications, Inc. (Series D)	9.75		10/31/07	1,293,750
					1,907,338
	Chemicals: Major Diversified (0.3%)
380	Equistar Chemical	10.13		09/01/08	399,000
105	Equistar Chemical – 144A*	10.63		05/01/11	111,037
720	Huntsman ICI Chemicals	10.13		07/01/09	741,600
					1,251,637

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Chemicals: Specialty (0.5%)
$155	FMC Corp.	10.25%	11/01/09	$174,375
30	Huntsman International LLC – 144A*	9.875	03/01/09	32,550
680	ISP Holdings Inc. (Series B)	10.625	12/15/09	697,000
320	Lyondell Chemical Co. (Series B)	9.875	05/01/07	329,600
650	Lyondell Chemical Co. (Series B)	9.50	12/15/08	663,000
265	Millennium America, Inc.	9.25	06/15/08	291,500
				2,188,025
	Commercial Printing/Forms (0.0%)
2,700	Premier Graphics Inc. (a) (c)	11.50	12/01/05	0
	Consumer/Business Services (0.3%)
1,620	Comforce Operating, Inc.	12.00	12/01/07	724,950
465	Muzak LLC/Muzak Finance Corp.	9.875	03/15/09	432,450
				1,157,400
	Containers/Packaging (0.3%)
595	Owens-Brockway Glass Con Inc.	8.75	11/15/12	635,163
200	Owens-Brockway Glass Con Inc.	7.75	05/15/11	207,000
320	Pliant Corp.	13.00	06/01/10	296,000
245	Riverwood International Corp.	10.88	04/01/08	252,962
				1,391,125
	Department Stores (0.4%)
545	Federated Department Stores, Inc.	6.90	04/01/29	577,060
750	Penney (J.C.) Co., Inc.	8.00	03/01/10	796,875
135	Penney (J.C.) Co., Inc.	9.00	08/01/12	147,825
50	Penney (J.C.) Co., Inc.	6.875	10/15/15	47,750
30	Penney (J.C.) Co., Inc.	7.95	04/01/17	30,150
				1,599,660
	Diversified Manufacturing (0.1%)
250	Eagle-Picher Industries, Inc.	9.375	03/01/08	221,250
	Drugstore Chains (0.1%)
235	Rite Aid Corp.	7.70	02/15/27	195,050

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Electric Utilities (0.5%)
$275	AES Corp. (The)	9.375%	09/15/10	$269,500
175	AES Corp. (The)	8.875	02/15/11	167,125
140	Allegheny Energy, Inc.	7.75	08/01/05	139,650
70	Appalachian Power Corp.	5.95	05/15/33	69,852
45	CMS Energy Corp.	7.50	01/15/09	43,425
295	CMS Energy Corp.	8.50	04/15/11	293,525
100	Columbus Southern Power – 144A*	6.60	03/01/33	109,777
175	Detroit Edison Co.	6.35	10/15/32	192,202
100	Ipalco Enterprises Inc.	8.625	11/14/11	108,250
325	Monongahela Power Co.	5.00	10/01/06	325,812
290	PSEG Energy Holdings	8.625	02/15/08	310,300
235	PSEG Energy Holdings – 144A*	7.75	04/16/07	246,162
55	Southern California Edison – 144A*	8.00	02/15/07	59,950
				2,335,530
	Electronic Components (0.1%)
545	Solectron Corp. (Conv.)	0.00	11/20/20	294,981
	Electronic Distributors (0.2%)
575	BRL Universal Equipment Corp.	8.875	02/15/08	623,875
5,600	CHS Electronics, Inc. (a) (c)	9.875	04/15/05	49,000
				672,875
	Electronic Equipment/Instruments (0.1%)
1,160	High Voltage Engineering, Inc.	10.75	08/15/04	301,600
	Engineering & Construction (0.1%)
315	ABB Finance, Inc.	6.75	06/30/04	286,650
300	Encompass Services Corp. (a) (c)	10.50	05/01/09	4,500
				291,150
	Environmental Services (0.3%)
710	Allied Waste North America, Inc.	8.875	04/01/08	766,800
540	Allied Waste North America, Inc. (Series B)	10.00	08/01/09	577,125
				1,343,925

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Finance/Rental/Leasing (0.3%)
$330	Ford Motor Credit Co.	7.25%	10/25/11	$330,826
740	Ford Motor Credit Co.	7.375	10/28/09	755,862
				1,086,688
	Financial Conglomerates (0.5%)
165	Boeing Capital Corp.	6.10	03/01/11	173,589
110	Boeing Capital Corp.	5.80	01/15/13	113,062
530	General Electric Capital Corp.	6.75	03/15/32	613,309
790	General Motors Acceptance Corp.	6.875	09/15/11	805,157
500	Prudential Holdings LLC – 144A*	8.695	12/18/23	607,170
				2,312,287
	Food Distributors (0.1%)
630	Volume Services America, Inc.	11.25	03/01/09	617,400
	Food Retail (0.3%)
785	Ahold Finance USA Inc.	8.25	07/15/10	691,781
430	Delhaize America, Inc.	8.125	04/15/11	455,800
				1,147,581
	Food: Major Diversified (0.1%)
65	Kraft Foods, Inc.	5.625	11/01/11	68,011
180	Kraft Foods, Inc.	6.25	06/01/12	196,105
				264,116
	Food: Meat/Fish/Dairy (0.3%)
365	Michael Foods Inc. (Series B)	11.75	04/01/11	416,100
165	Pilgrim's Pride Corp.	9.625	09/15/11	162,938
555	Smithfield Foods Inc.	7.625	02/15/08	543,900
10	Smithfield Foods Inc.	8.00	10/15/09	10,250
				1,133,188
	Forest Products (0.1%)
255	Louisiana Pacific Corp.	10.88	11/15/08	285,600

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Gas Distributors (0.2%)
$900	Dynegy Holdings, Inc.	6.875%	04/01/11	$765,000
140	Southern Natural Gas – 144A*	8.875	03/15/10	154,700
				919,700
	Home Building (0.6%)
295	KB HOME	7.75	02/01/10	309,750
145	Meritage Corp. – 144A*	9.75	06/01/11	158,412
395	Schuler Homes, Inc.	9.375	07/15/09	431,537
125	Tech Olympic USA, Inc.	9.00	07/01/10	129,375
265	Tech Olympic USA, Inc.	10.375	07/01/12	272,950
165	Tech Olympic USA, Inc. – 144A*	9.00	07/01/10	170,775
760	Tech Olympic USA, Inc. – 144A*	10.375	07/01/12	782,800
400	Toll Corp.	8.25	02/01/11	431,000
				2,686,599
	Home Furnishings (0.0%)
130	Mohawk Industries Inc.	7.20	04/15/12	145,346
	Hospital/Nursing Management (0.4%)
425	HCA, Inc.	7.875	02/01/11	478,326
125	HCA, Inc.	7.58	09/15/25	130,224
35	Manor Care, Inc.	7.50	06/15/06	37,575
110	Manor Care, Inc.	8.00	03/01/08	119,350
100	Manor Care, Inc. – 144A*	6.25	05/01/13	101,375
420	Tenet Healthcare Corp.	6.50	06/01/12	397,950
230	Tenet Healthcare Corp.	7.375	02/01/13	227,125
400	Tenet Healthcare Corp.	6.875	11/15/31	364,000
				1,855,925
	Hotels/Resorts/Cruiselines (0.9%)
255	Hilton Hotels Corp.	7.95	04/15/07	274,125
245	Hilton Hotels Corp.	7.625	12/01/12	260,925
600	HMH Properties, Inc. (Series B)	7.875	08/01/08	606,000
600	Horseshoe Gaming Holdings Corp. (Series B)	8.625	05/15/09	637,500
315	Prime Hospitalty Corp. (Series B)	8.375	05/01/12	296,100
60	Starwood Hotels & ResortsWorldwide, Inc.	7.375	05/01/07	62,700
1,550	Starwood Hotels & ResortsWorldwide, Inc.	7.875	05/01/12	1,621,687
				3,759,037

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Industrial Machinery (0.0%)
$110	Flowserve Corp.	12.25%	08/15/10	$124,300
	Industrial Specialties (0.3%)
390	Cabot Safety Corp.	12.5	07/15/05	393,413
390	Johnsondiversy, Inc.	9.625	05/15/12	429,975
150	Tekni-Plex Inc. (Series B)	12.75	06/15/10	146,625
140	Tekni-Plex Inc. – 144A*	12.75	06/15/10	136,850
430	UCAR Finance, Inc.	10.25	02/15/12	402,050
				1,508,913
	Internet Software/Services (0.0%)
730	Exodus Communications, Inc. (a) (c)	11.625	07/15/10	43,793
114	Globix Corp. – 144A*	11.00†	05/01/08	81,007
1,563	PSINet, Inc. (a) (c)	11.00	08/01/09	85,953
				210,753
	Investment Banks/Brokers (0.1%)
540	Goldman Sachs Group Inc.	6.875	01/15/11	620,871
	Major Telecommunications (0.1%)
265	AT&T Corp.	8.50	11/15/31	295,049
245	Verizon Global Funding Corp.	7.75	12/01/30	302,517
				597,566
	Managed Health Care (0.4%)
1,040	Aetna, Inc.	7.875	03/01/11	1,218,551
300	Health Net, Inc.	8.375	04/15/11	353,022
				1,571,573
	Media Conglomerates (0.4%)
135	AOL Time Warner Inc.	6.875	05/01/12	147,246
530	News America Holdings, Inc.	8.875	04/26/23	651,822
140	News America Holdings, Inc.	7.75	02/01/24	159,284
520	Nextmedia Operating, Inc.	10.75	07/01/11	575,900
				1,534,252
	Medical Distributors (0.1%)
445	Amerisource Bergen Corp.	8.125	09/01/08	485,050

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Medical/Nursing Services (0.1%)
$435	Fresenius Medical Care Capital Trust	7.875%	06/15/11	$454,575
	Metal Fabrication (0.1%)
395	Trimas Corp.	9.875	06/15/12	406,850
	Miscellaneous (4.6%)
18,788	Targeted Return Index Securities – 144A*	8.667	02/01/12	19,632,938
	Miscellaneous Commercial Services (0.2%)
160	Iron Mountain Inc.	8.625	04/01/13	174,400
351	Iron Mountain Inc.	7.75	01/15/15	377,325
100	Town Sports International – 144A*	9.625	04/15/11	105,000
				656,725
	Motor Vehicles (0.1%)
450	DaimlerChrysler North American Holdings Co.	7.20	09/01/09	510,464
100	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	125,065
				635,529
	Movies/Entertainment (0.0%)
135	Cinemark USA, Inc. – 144A*	9.00	02/01/13	145,463
	Multi-Line Insurance (0.5%)
415	AIG SunAmerica Global Financial – 144A*	6.90	03/15/32	487,057
780	Farmers Insurance Exchange – 144A*	8.625	05/01/24	686,400
930	Nationwide Mutual Insurance Co. – 144A*	8.25	12/01/31	1,068,897
				2,242,354

	Oil & Gas Pipelines (0.3%)
115	El Paso Energy Partners, L.P. – 144A*	8.50	06/01/10	123,913
405	El Paso Energy Partners, L.P. – 144A*	10.63	12/01/12	465,750
75	Northwest Pipelines Corp. – 144A*	8.125	03/01/10	81,750
120	Transcontinental Gas Pipe Line Corp.	8.875	07/15/12	132,000
205	Williams Cos Inc.	9.25	03/15/04	206,538
305	Williams Cos Inc.	7.875	09/01/21	279,075
				1,289,026

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Oil & Gas Production (1.1%)
$1,590	Chesapeake Energy Corp.	8.125%	04/01/11	$1,717,200
240	Magnum Hunter Resources, Inc.	9.60	03/15/12	259,200
900	PEMEX Project Funding Master Trust	9.125	10/13/10	1,080,000
400	PEMEX Project Funding Master Trust	8.625	02/01/22	444,000
280	Stone Energy Corp.	8.25	12/15/11	291,900
650	Vintage Petroleum, Inc.	7.875	05/15/11	667,063
85	Westport Res Corp.	8.25	11/01/11	92,650
				4,552,013
	Oil Refining/Marketing (0.4%)
155	CITGO Petroleum Corp. – 144A*	11.38	02/01/11	172,825
100	Frontier Escrow Corp. – 144A*	8.00	04/15/13	103,500
530	Husky Oil Ltd.	8.90	08/15/28	595,418
145	Marathon Oil Corp.	6.80	03/15/32	157,021
240	Tesoro Petroleum Corp.	9.00	07/01/08	229,200
625	Tesoro Petroleum Corp.	9.625	04/01/12	600,000
				1,857,964
	Oilfield Services/Equipment (0.3%)
335	Hanover Equipment Trust	8.50	09/01/08	341,700
760	Hanover Equipment Trust	8.75	09/01/11	775,200
				1,116,900
	Other Consumer Services (0.1%)
235	Cendant Corp.	7.375	01/15/13	261,977
	Other Metals/Minerals (0.1%)
515	Phelps Dodge Corp.	8.75	06/01/11	581,332
	Publishing: Books/Magazines (0.3%)
540	Houghton Mifflin Co. – 144A*	8.25	02/01/11	573,750
140	Houghton Mifflin Co. – 144A*	9.875	02/01/13	151,200
155	PEI Holding Inc. – 144A*	11.00	03/15/10	164,300
375	PRIMEDIA, Inc.	8.875	05/15/11	401,250
				1,290,500

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Pulp & Paper (0.4%)
$140	International Paper Co.	5.85%	10/30/12	$149,664
580	Georgia-Pacific Corp. – 144A*	8.875	02/01/10	624,950
195	MeadWestVaco Corp.	6.85	04/01/12	220,511
3,500	Tjiwi Kimia Mauritius (c)	10.00	08/01/04	945,000
				1,940,125
	Real Estate Development (0.2%)
485	CB Richard Ellis Services, Inc.	11.25	06/15/11	475,300
260	World Financial Properties – 144A*	6.95	09/01/13	287,308
				762,608
	Real Estate Investment Trusts (0.2%)
50	Boston Properties Inc. – 144A*	6.25	01/15/13	53,608
455	EOP Operating L.P.	6.763	06/15/07	505,131
115	Istar Financial Inc.	7.00	03/15/08	118,726
260	Istar Financial Inc.	8.75	08/15/08	284,700
20	Prologis	5.50	03/01/13	20,761
				982,926
	Regional Banks (1.2%)
AUD 8,000	KFW International Inc.	6.25	07/15/05	5,160,429
	Semiconductors (0.2%)
$610	Fairchild Semiconductors Corp.	10.50	02/01/09	686,250
	Services to the Health Industry (0.3%)
260	Anthem Insurance – 144A*	9.125	04/01/10	316,643
55	Healthsouth Corp.	7.375	10/01/06	35,063
175	Healthsouth Corp.	7.625	06/01/12	111,563
890	Omnicare, Inc. (Series B)	8.125	03/15/11	970,100
				1,433,369
	Specialty Stores (0.2%)
370	Autonation, Inc.	9.00	08/01/08	403,300
395	Sonic Automotive, Inc.	11.00	08/01/08	419,688
				822,988

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Specialty Telecommunications (0.4%)
$1,200	American Tower Corp. (Conv.)	6.25%	10/15/09	$1,075,500
1,800	DTI Holdings, Inc. (Series B) (a) (e)	12.50	03/01/08	180
190	Primus Telecommunications Group, Inc. (Series B)	9.875	05/15/08	153,900
85	Primus Telecommunications Group, Inc.	12.75	10/15/09	77,775
4,570	World Access, Inc. (a) (c) (d)	13.25	01/15/08	205,650
				1,513,005
	Steel (0.1%)
640	Oregon Steel Mills Inc.	10.00	07/15/09	608,000
	Telecommunications (0.2%)
4,725	Rhythms Netconnections, Inc. (a) (c)	12.75	04/15/09	0
1,200	Startec Global Communications Corp. (a) (c)	12.00	05/15/08	120
215	WorldCom, Inc. (a) (c)	7.50	05/15/11	60,738
220	WorldCom, Inc. (a) (c)	6.95	08/15/28	62,150
2,645	WorldCom, Inc. (a) (c)	8.25	05/15/31	747,213
				870,221
	Trucks/Construction/Farm Machinery (0.2%)
590	J.B. Poindexter & Co., Inc.	12.50	05/15/04	428,488
355	Manitowoc Inc. (The)	10.50	08/01/12	386,950
230	NMHG Holding Co.	10.00	05/15/09	246,100
				1,061,538
	Wholesale Distributors (0.2%)
580	Burhmann US, Inc.	12.25	11/01/09	526,350
255	Fisher Scientific International, Inc.	7.125	12/15/05	267,750
250	Fisher Scientific International, Inc. – 144A*	8.125	05/01/12	268,750
				1,062,850
	Wireless Telecommunications (0.2%)
630	American Cellular Corp.	9.50	10/15/09	163,800
21,800	CellNet Data Systems, Inc. (a) (e)	14.00	10/01/07	0
135	Centennial Cellular Operating LLC	10.75	12/15/08	112,725
635	SBA Communications Corp.	12.00	03/01/08	571,500
				848,025
	Total Corporate Bonds (Cost $159,032,451)			104,240,959

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Mortgage-Backed Securities (38.8%)
	Federal Home Loan Mortgage Corp. (7.4%)
$16,100		6.00%	**	$16,752,625
3,200		6.50	**	3,341,000
286		7.00	04/01/04-
			06/01/04	296,610
4,663		7.50	11/01/29-
			08/01/32	4,974,315
5,750		7.50	**	6,129,141
153		8.00	10/01/24-
			06/01/25	165,186
				31,658,877
	Federal National Mortgage Assoc. (27.4%)
4,650		4.50	**	4,671,797
6,000		5.00	**	6,159,375
16,650		5.50	**	17,129,937
10,150		6.00	**	10,562,344
8		6.00	04/01/13	8,115
28,050		6.50	**	29,292,141
5,031		6.50	05/01/31	5,256,712
25,600		7.00	**	27,059,656
465		7.00	08/01/08-
			01/01/09	496,439
3,939		7.50	02/01/22-
			02/01/32	4,196,981
10,228		8.00	06/01/22-
			08/01/31	11,045,388
1,611		8.50	05/01/20-
			06/01/25	1,736,261
				117,615,146
	Government National Mortgage Assoc. (4.0%)
2,275		5.50	**	2,349,649
3,350		6.00	**	3,500,750
3,325		6.50	**	3,493,328
4,828		7.50	05/15/17-
			11/15/26	5,149,022

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$2,018		8.00%	01/15/22-
			05/15/30	$2,181,765
339		8.50	08/15/22-
			12/15/24	367,003
				17,041,517
	Total Mortgage-Backed Securities (Cost $164,106,971)			166,315,540
	U.S. Government Obligations (18.7%)
	U. S. Treasury Bonds (18.3%)
8,600		8.125	08/15/19- 08/15/21	12,106,800
6,005		8.75	05/15/20- 08/15/20	8,918,497
20,000		11.125	08/15/03	20,576,560
35,000		11.875	11/15/03	37,000,180
1,500	U. S. Treasury Note (0.4%)	5.00	08/15/11	1,642,500
	Total U.S. Government Obligations (Cost $79,970,968)			80,244,537
	Total United States(Cost $403,110,390)			350,801,036
	Total Government & Corporate Bonds (Cost $555,392,335)			505,747,369

AMOUNT OF SHARES
	Common Stocks (e) (0.3%)
	Aerospace & Defense (0.0%)
7,990	Orbital Sciences Corp. (d)	44,584
	Apparel/Footwear Retail (0.0%)
1,310,596	County Seat Stores Corp. (d)	0
	Casino/Gaming (0.0%)
10,773	Fitzgerald Gaming Corp. ***	0
	Consumer/Business Services (0.1%)
28,780	Anacomp, Inc. (Class A) (d)	478,468
	Food: Specialty/Candy (0.0%)
2,423	SFAC New Holdings Inc. (d)	0
445	SFAC Holdings, Inc. (d)	0
198,750	Specialty Foods Acquisition Corp. – 144A* (d)	0
		0

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

AMOUNT OF SHARES		VALUE
	Internet Software/Services (0.0%)
62,271	Globix Corp. (d)	$124,542
	Medical Specialties (0.0%)
9,394	MEDIQ, Inc. (d)	51,013
	Medical/Nursing Services (0.0%)
512,862	Raintree Healthcare Corp. (d)	0
	Restaurants (0.1%)
6,000	American Restaurant Group Holdings, Inc. – 144A*	0
95,844	FRD Acquisition Co. (d)	191,688
		191,688
	Specialty Telecommunications (0.0%)
40,696	Birch Telecom (d)	407
144,793	Mpower Holding Corp. (d)	53,573
133,935	PFB Telecom NV (Series B) (d)	0
3,111	Versatel Telecom International NV (ADR) (Netherlands) (d)	32,946
18,046	Viatel Holding Bermuda Ltd (d)	0
20,110	World Access, Inc. (d)	6
1,960	XO Communications, Inc. (d)	11,642
		98,574
	Telecommunications (0.0%)
38,099	Covad Communications Group, Inc. (d)	27,431
	Textiles (0.0%)
298,462	U.S. Leather, Inc. (d)	0
	Wireless Telecommunications (0.1%)
49,752	Arch Wireless, Inc. (d)	164,182
11,697	NII Holdings, Inc. (Class B) (d)	326,931
43,277	Vast Solutions, Inc. (Class B1) (d)	0
43,277	Vast Solutions, Inc. (Class B2) (d)	0
43,277	Vast Solutions, Inc. (Class B3) (d)	0
		491,113
	Total Common Stocks
	(Cost $64,627,528)	1,507,413

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

AMOUNT OF SHARES		VALUE
	Convertible Preferred Stocks (0.0%)
	Oil & Gas Production (0.0%)
989	XCL Ltd. – 144A*	$0
5,000	XCL Ltd. (Units)‡ – 144A*	0
		0
	Specialty Telecommunications (0.0%)
7,216	McLeodUSA, Inc. (Series A) $0.44	22,009

	Total Convertible Preferred Stocks
	(Cost $1,051,646)	22,009
	Non-Convertible Preferred Stocks (0.5%)
	Broadcasting (0.1%)
48	Paxson Communications Corp.†	442,428
	Cable/Satellite TV (0.0%)
37,767	Knology Holdings, Inc. – 144A* (d)	378
	Cellular Telephone (0.1%)
388	Dobson Communications Corp.†	337,560
279	Nextel Communications, Inc. (Series D)†	292,454
		630,014
	Electric Utilities (0.2%)
811	TNP Enterprises, Inc. (Series D)†	669,075
	Restaurants (0.1%)
2,972	American Restaurant Group Holdings, Inc. (Series B)	0
163	FRD Acquisition Co. (Units)‡	146,700
		146,700
	Specialty Telecommunications (0.0%)
835	Broadwing Communications, Inc. (Series B)	108,748
218	Intermedia Communications, Inc. (Series B)†	17,462
27,717	XO Communications, Inc.†	277
		126,487
	Total Non-Convertible Preferred Stocks
	(Cost $2,031,397)	2,015,082

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

NUMBER OF WARRANTS		EXPIRATION DATE	Value
	Warrants (e) (0.0%)
	Broadcasting (0.0%)
4,000	UIH Australia/Pacific Inc.	05/15/06	$0
800	XM Satellite Radio Holdings, Inc. – 144A*	03/15/10	80
			80
	Casino/Gaming (0.0%)
68,000	Aladdin Gaming Enterprises, Inc. – 144A*	03/01/10	0
3,250	Resort At Summerlin LP – 144A*	12/15/07	0
			0
	Electric Utilities (0.0%)
965	TNP Enterprises, Inc. – 144A*	04/01/11	19,300
	Internet Software/Services (0.0%)
16,300	Verado Holdings, Inc. – 144A*	04/15/08	0
	Restaurants (0.0%)
1,500	American Restaurant Group Holdings, Inc. – 144A*	08/15/08	0
40,750	FRD Acquisition Co.	07/10/12	0
			0
	Specialty Telecommunications (0.0%)
6,500	Birch Telecom Inc.	06/15/08	0
15,989	McleodUSA, Inc.	04/16/07	3,038
EUR 37	Versatel Telecom International NV (ADR) (Netherlands)	10/04/04	2,085
			5,123
	Telecommunications (0.0%)
1,200	Startec Global Communications Corp. – 144A*	05/15/08	0
	Total Warrants (Cost $265,787)		24,503

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (3.4%)
	U.S. Government Obligation (f) (0.2%)
$700	U.S. Treasury Bill (Cost $696,723)	1.15 – 1.125%	09/25/03	$696,723
	Repurchase Agreements (3.2%)
2,401	The Bank of New York (dated 04/30/03; proceeds 2,401,108) (g)
	(Cost $2,401,033)	1.125	05/01/03	2,401,033
11,432	Joint repurchase agreement account (dated 04/30/03; proceeds $11,432,426) (h) (Cost $11,432,000)	1.34	05/01/03	11,432,000
	Total Repurchase Agreements (Cost $13,833,033)			13,833,033
	Total Short-Term Investments (Cost $14,529,756)			14,529,756
	Total Investments (Cost $637,898,449) (i) (j)		122.1%	523,846,132
	Liabilities in Excess of Other Assets		(22.1)	(94,873,867)
	Net Assets		100.0%	$428,972,265

ADR	American Depository Receipt.
*	Resale is restricted to qualified institutional investors.
**	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and the maturity date will be determined upon settlement.
***	Resale is restricted; acquired (12/22/98) at a cost basis of $48,586.
‡	Consists of one or more class of securities traded together as a unit; bond or preferred stock with attached warrants.
†	Payment-in-kind security.
††	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
(a)	Issuer in bankruptcy.
(b)	Some or all of these securities have been physically segregated in connection with open futures contracts.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(g)	Collateralized by $2,438,468 Federal National Mortgage Association 5.583% due 02/01/32 valued at $2,449,054.
(h)	Collateralized by federal agency and U.S. Treasury obligations.
(i)	Securities have been designated as collateral in an amount equal to $267,458,851 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $23,592,546 and the aggregate gross unrealized depreciation is $137,644,863, resulting in net unrealized depreciation of $114,052,317.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

FUTURES CONTRACTS OPEN AT APRIL 30, 2003:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
93	Long	US Treasury Note 2 Year, June 2003	$20,079,282	$101,004
57	Long	US Treasury Note 10 Year, June 2003	6,562,125	(45,165)
29	Long	US Treasury Bond 30 Year, June 2003	3,306,906	69,454
342	Short	US Treasury Note 5 Year, June 2003	(38,902,500)	(318,365)
33	Short	US Treasury Note 2 Year, June 2003	(7,124,907)	(133)
68	Short	US Treasury Bond 30 Year, June 2003	(7,828,500)	(57,655)
		Net unrealized depreciation		$(250,860)

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2003:

CONTRACTS TO DELIVER	IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION
AUD 7,400,000	$4,444,880	05/20/03	$(179,627)
CAD 14,325,000	$9,828,849	05/21/03	(152,199)
DKK 69,000,000	$9,964,331	06/18/03	(397,394)
SEK 85,500,000	$9,815,740	06/19/03	(620,932)
CHF 3,100,000	$2,256,712	07/22/03	(35,622)
GBP 5,180,000	$8,140,251	07/22/03	(95,155)
EUR 21,475,000	$23,501,710	07/24/03	(422,872)
Total unrealized depreciation			$(1,903,801)

Currency Abbreviations:
AUD	Australian Dollar.
CAD	Canadian Dollar.
CHF	Swiss Franc.
DKK	Danish Krone.
EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.
SEK	Swedish Krona.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Investments in securities, at value (cost $637,898,449)	$523,846,132
Cash	35,932,050
Receivable for:
Investments sold	9,814,507
Interest	7,287,771
Shares of beneficial interest sold	1,744,941
Prepaid expenses and other assets	12,423,344
Total Assets	591,048,745
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	1,903,801
Payable for:
Investments purchased	158,924,362
Shares of beneficial interest redeemed	325,040
Distribution fee	264,702
Compensated forward foreign currency contracts	168,497
Investment management fee	139,794
Variation margin	112,468
Accrued expenses and other payables	237,816
Total Liabilities	162,076,480
Net Assets	$428,972,265
Composition of Net Assets:
Paid-in-capital	$763,178,069
Net unrealized depreciation	(116,051,248)
Dividends in excess of net investment income	(2,023,510)
Accumulated net realized loss	(216,131,046)
Net Assets	$428,972,265
Class A Shares:
Net Assets	$37,001,175
Shares Outstanding (unlimited authorized, $.01 par value)	5,918,601
Net Asset Value Per Share	$6.25
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$6.53
Class B Shares:
Net Assets	$356,494,857
Shares Outstanding (unlimited authorized, $.01 par value)	56,946,967
Net Asset Value Per Share	$6.26
Class C Shares:
Net Assets	$14,489,388
Shares Outstanding (unlimited authorized, $.01 par value)	2,317,508
Net Asset Value Per Share	$6.25
Class D Shares:
Net Assets	$20,986,845
Shares Outstanding (unlimited authorized, $.01 par value)	3,345,978
Net Asset Value Per Share	$6.27

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2003 (unaudited)

Net Investment Income:
Income
Interest	$12,233,722
Dividends	28,725
Total Income	12,262,447
Expenses
Distribution fee (Class A shares)	22,094
Distribution fee (Class B shares)	1,496,330
Distribution fee (Class C shares)	57,123
Investment management fee	830,447
Transfer agent fees and expenses	274,783
Professional fees	52,699
Custodian fees	48,860
Shareholder reports and notices	46,170
Registration fees	28,113
Trustees' fees and expenses	13,026
Other	14,761
Total Expenses	2,884,406
Net Investment Income	9,378,041
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
Investments	(71,496,609)
Futures contracts	755,026
Foreign exchange transactions	5,841,154
Net Realized Loss	(64,900,429)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	89,862,861
Futures contracts	(819,377)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(1,815,091)
Net Appreciation	87,228,393
Net Gain	22,327,964
Net Increase	$31,706,005

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2003	FOR THE YEAR ENDED OCTOBER 31, 2002
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$9,378,041	$29,191,935
Net realized loss	(64,900,429)	(59,549,052)
Net change in unrealized appreciation	87,228,393	44,543,212
Net Increase	31,706,005	14,186,095
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(917,741)	(1,855,292)
Class B shares	(9,148,978)	(23,343,929)
Class C shares	(351,781)	(717,790)
Class D shares	(539,861)	(508,260)
Paid-in-capital
Class A shares	—	(48,923)
Class B shares	—	(615,563)
Class C shares	—	(18,928)
Class D shares	—	(13,402)
Total Dividends and Distributions	(10,958,361)	(27,122,087)
Net decrease from transactions in shares of beneficial interest	(4,803,595)	(78,490,827)
Net Increase (Decrease)	15,944,049	(91,426,819)
Net Assets:
Beginning of period	413,028,216	504,455,035
End of Period(Including dividends in excess of net investment income of $2,023,510 and $443,190, respectively)	$428,972,265	$413,028,216

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Notes to Financial Statements ▪ April 30, 2003 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Flexible Income Trust (the "Fund"), formerly Morgan Stanley Diversified Income Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available, or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements ▪ April 30, 2003 (unaudited) continued

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for

Morgan Stanley Flexible Income Trust

Notes to Financial Statements ▪ April 30, 2003 (unaudited) continued

federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net

Morgan Stanley Flexible Income Trust

Notes to Financial Statements ▪ April 30, 2003 (unaudited) continued

assets of Class A; (ii) Class B – 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,580,382 at April 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.14% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,512, $408,689 and $2,950, respectively and received $40,876 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2003 aggregated $511,139,248 and $412,319,966, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $389,782,619 and $282,884,135, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $8,100.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements ▪ April 30, 2003 (unaudited) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,904. At April 30, 2003, the Fund had an accrued pension liability of $93,533 which is included in accrued expenses in the Statement of Assets and Liabilities.

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2003		FOR THE YEAR ENDED OCTOBER 31, 2002
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	6,529,533	$40,437,448	6,743,411	$39,924,775
Reinvestment of dividends and distributions	58,098	355,335	135,295	793,669
Redeemed	(5,661,274)	(35,088,522)	(6,769,778)	(40,024,679)
Net increase – Class A	926,357	5,704,261	108,928	693,765
CLASS B SHARES
Sold	6,029,013	37,124,308	7,904,269	47,035,881
Reinvestment of dividends and distributions	624,335	3,820,080	1,649,222	9,685,697
Redeemed	(9,365,507)	(57,420,803)	(24,449,603)	(144,513,621)
Net decrease – Class B	(2,712,159)	(16,476,415)	(14,896,112)	(87,792,043)
CLASS C SHARES
Sold	708,329	4,352,338	2,398,597	14,226,173
Reinvestment of dividends and distributions	31,211	190,944	66,934	392,893
Redeemed	(527,337)	(3,237,620)	(2,452,842)	(14,520,213)
Net increase – Class C	212,203	1,305,662	12,689	98,853
CLASS D SHARES
Sold	2,204,293	13,518,742	3,031,912	18,040,251
Reinvestment of dividends and distributions	59,403	364,616	55,298	325,744
Redeemed	(1,511,133)	(9,220,461)	(1,647,051)	(9,857,397)
Net increase – Class D	752,563	4,662,897	1,440,159	8,508,598
Net decrease in Fund	(821,036)	$(4,803,595)	(13,334,336)	$(78,490,827)

Morgan Stanley Flexible Income Trust

Notes to Financial Statements ▪ April 30, 2003 (unaudited) continued

6.   Federal Income Tax Status

At October 31, 2002, the Fund had a net capital loss carryover of approximately $149,868,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

AMOUNT IN THOUSANDS
2003	2004	2005	2006	2007	2008	2009	2010
$3,892	$2,953	$7,131	$7,532	$10,929	$18,698	$39,098	$59,635

As of October 31, 2002, the Fund had temporary book/tax differences primarily attributable to book amortization of discount on debt securities, mark-to-market of open futures and forward foreign currency exchange contracts and interest on bonds in default.

7.   Purpose of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into interest rate futures contracts ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2003, there were outstanding forward and futures contracts.

Morgan Stanley Flexible Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2003		FOR THE YEAR ENDED OCTOBER 31,
			2002	2001		2000	1999	1998
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.95		$6.10	$6.97		$8.16	$9.01	$9.46
Income (loss) from investment operations:
Net investment income‡	0.16		0.42	0.56		0.72	0.74	0.74
Net realized and unrealized gain (loss)	0.32		(0.18)	(0.88)		(1.23)	(0.87)	(0.46)
Total income (loss) from investment operations	0.48		0.24	(0.32)		(0.51)	(0.13)	0.28
Less dividends and distributions from:
Net investment income	(0.18)		(0.38)	(0.32)		(0.62)	(0.63)	(0.70)
Paid-in-capital	—		(0.01)	(0.23)		(0.06)	(0.09)	(0.03)
Total dividends and distributions	(0.18)		(0.39)	(0.55)		(0.68)	(0.72)	(0.73)
Net asset value, end of period	$6.25		$5.95	$6.10		$6.97	$8.16	$9.01
Total Return†	8.18	% (1)	4.25%	(4.62)%		(6.66)%	(1.61)%	2.86%
Ratios to Average Net Assets(3):
Expenses	0.77	% (2)	0.81%	0.76	%(4)	0.73%	0.72%	0.77%
Net investment income	5.14	% (2)	7.13%	8.78	%(4)	9.28%	8.56%	7.94%
Supplemental Data:
Net assets, end of period, in thousands	$37,001		$29,701	$29,769		$13,318	$21,828	$15,130
Portfolio turnover rate	106%		82%	110%		40%	71%	130%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 0.78% and 8.76%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2003		FOR THE YEAR ENDED OCTOBER 31,
			2002	2001		2000	1999	1998
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.96		$6.10	$6.98		$8.16	$9.01	$9.46
Income (loss) from investment operations:
Net investment income‡	0.13		0.38	0.53		0.67	0.68	0.68
Net realized and unrealized gain (loss)	0.33		(0.17)	(0.90)		(1.22)	(0.87)	(0.46)
Total income (loss) from investment operations	0.46		0.21	(0.37)		(0.55)	(0.19)	0.22
Less dividends and distributions from:
Net investment income	(0.16)		(0.34)	(0.30)		(0.58)	(0.58)	(0.65)
Paid-in-capital	—		(0.01)	(0.21)		(0.05)	(0.08)	(0.02)
Total dividends and distributions	(0.16)		(0.35)	(0.51)		(0.63)	(0.66)	(0.67)
Net asset value, end of period	$6.26		$5.96	$6.10		$6.98	$8.16	$9.01
Total Return†	7.78	% (1)	3.73%	(5.37)%		(7.24)%	(2.14)%	2.23%
Ratios to Average Net Assets(3):
Expenses	1.48	% (2)	1.47%	1.41	%(4)	1.38%	1.38%	1.38%
Net investment income	4.43	% (2)	6.47%	8.13	%(4)	8.63%	7.90%	7.33%
Supplemental Data:
Net assets, end of period, in thousands.	$356,495		$355,329	$454,883		$565,493	$859,553	$1,024,021
Portfolio turnover rate	106%		82%	110%		40%	71%	130%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 1.43% and 8.11%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2003		FOR THE YEAR ENDED OCTOBER 31,
			2002	2001		2000	1999	1998
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.95		$6.09	$6.97		$8.15	$9.00	$9.45
Income (loss) from investment operations:
Net investment income‡	0.13		0.38	0.53		0.67	0.68	0.68
Net realized and unrealized gain (loss)	0.33		(0.17)	(0.90)		(1.22)	(0.87)	(0.46)
Total income (loss) from investment operations	0.46		0.21	(0.37)		(0.55)	(0.19)	0.22
Less dividends and distributions from:
Net investment income	(0.16)		(0.34)	(0.30)		(0.58)	(0.58)	(0.65)
Paid-in-capital	—		(0.01)	(0.21)		(0.05)	(0.08)	(0.02)
Total dividends and distributions	(0.16)		(0.35)	(0.51)		(0.63)	(0.66)	(0.67)
Net asset value, end of period	$6.25		$5.95	$6.09		$6.97	$8.15	$9.00
Total Return†	7.80	% (1)	3.74%	(5.38)%		(7.12)%	(2.25)%	2.26%
Ratios to Average Net Assets(3):
Expenses	1.48	% (2)	1.47%	1.35	%(4)	1.38%	1.38%	1.38%
Net investment income	4.43	% (2)	6.47%	8.19	%(4)	8.63%	7.90%	7.33%
Supplemental Data:
Net assets, end of period, in thousands	$14,489		$12,524	$12,754		$14,313	$19,450	$15,659
Portfolio turnover rate	106%		82%	110%		40%	71%	130%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 1.37% and 8.17%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2003		FOR THE YEAR ENDED OCTOBER 31,
			2002	2001		2000	1999	1998
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.97		$6.11	$6.99		$8.15	$9.00	$9.45
Income (loss) from investment operations:
Net investment income‡	0.16		0.41	0.56		0.72	0.76	0.76
Net realized and unrealized gain (loss)	0.32		(0.15)	(0.87)		(1.19)	(0.88)	(0.46)
Total income (loss) from investment operations	0.48		0.26	(0.31)		(0.47)	(0.12)	0.30
Less dividends and distributions from:
Net investment income	(0.18)		(0.39)	(0.33)		(0.63)	(0.64)	(0.72)
Paid-in-capital	—		(0.01)	(0.24)		(0.06)	(0.09)	(0.03)
Total dividends and distributions	(0.18)		(0.40)	(0.57)		(0.69)	(0.73)	(0.75)
Net asset value, end of period	$6.27		$5.97	$6.11		$6.99	$8.15	$9.00
Total Return†	8.22	% (1)	4.61%	(4.56)%		(6.20)%	(1.42)%	3.21%
Ratios to Average Net Assets(3):
Expenses	0.63	% (2)	0.62%	0.56	%(4)	0.53%	0.53%	0.53%
Net investment income	5.28	% (2)	7.32%	8.98	%(4)	9.48%	8.75%	8.18%
Supplemental Data:
Net assets, end of period, in thousands	$20,987		$15,474	$7,049		$1,493	$1,046	$740
Portfolio turnover rate	106%		82%	110%		40%	71%	130%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 0.58% and 8.96%, respectively.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Item 9 - Controls and Procedures

  The Trust's Principal executive officer and Principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to siginficant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

                                   II-1

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

Ronald E. Robison
Principal Executive Officer
June 20, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
June 20, 2003

Francis Smith
Principal Financial Officer
June 20, 2003

                                      II-2

                                                                     EXHIBIT B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

                  1. I have reviewed this report on Form N-CSR of Morgan Stanley
Flexible Income Trust;

                  2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a
                     material fact necessary to make the statements made, in
                     light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

                  3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly
                     present in all material respects the financial condition,
                     results of operations, changes in net assets, and cash
                     flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and
                     for, the periods presented in this report;

                  4. The registrant's other certifying officers and I are
                     responsible for establishing and maintaining disclosure
                     controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

                  a) designed such disclosure controls and procedures to ensure that material information relating to the registrant,
                     including its consolidated subsidiaries, is made known to
                     us by others within those entities, particularly during the period in which this report is being prepared;

                  b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior
                     to the filing date of this report (the "Evaluation Date");
                     and

                  c) presented in this report our conclusions about the
                     effectiveness of the disclosure controls and procedures
                     based on our evaluation as of the Evaluation Date;

                  5. The registrant's other certifying officers and I have
                     disclosed, based on our most recent evaluation, to the
                     registrant's auditors and the audit committee of the
                     registrant's board of directors (or persons performing the equivalent functions):

                  a) all significant deficiencies in the design or operation of internal controls which could adversely affect the
                     registrant's ability to record, process, summarize, and
                     report financial data and have identified for the
                     registrant's auditors any material weaknesses in internal
                     controls; and

                  b) any fraud, whether or not material, that involves
                     management or other employees who have a significant role
                     in the registrant's internal controls; and

                  6. The registrant's other certifying officers and I have
                     indicated in this report whether or not there were
                     significant changes in internal controls or in other
                     factors that could significantly affect internal controls
                     subsequent to the date of our most recent evaluation,
                     including any corrective actions with regard to significant deficiencies and material weaknesses.

                  Date: June 20, 2003

                                                     Ronald E. Robison

                                                     Principal Executive Officer

                                                                     EXHIBIT B2

                    CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

                  1. I have reviewed this report on Form N-CSR of Morgan Stanley
Flexible Income Trust;

                  2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a
                     material fact necessary to make the statements made, in
                     light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

                  3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly
                     present in all material respects the financial condition,
                     results of operations, changes in net assets, and cash
                     flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and
                     for, the periods presented in this report;

                  4. The registrant's other certifying officers and I are
                     responsible for establishing and maintaining disclosure
                     controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

                 (i)   designed such disclosure controls and procedures to
                       ensure that material information relating to the
                       registrant, including its consolidated subsidiaries, is
                       made known to us by others within those entities,
                       particularly during the period in which this report is
                       being prepared;

                 (ii)  evaluated the effectiveness of the registrant's
                       disclosure controls and procedures as of a date within 90
                       days prior to the filing date of this report (the
                       "Evaluation Date");
                       and

                 (iii) presented in this report our conclusions about the
                       effectiveness of the disclosure controls and procedures
                       based on our evaluation as of the Evaluation Date;

                  5. The registrant's other certifying officers and I have
                     disclosed, based on our most recent evaluation, to the
                     registrant's auditors and the audit committee of the
                     registrant's board of directors (or persons performing the equivalent functions):

                  a) all significant deficiencies in the design or operation of internal controls which could adversely affect the
                     registrant's ability to record, process, summarize, and
                     report financial data and have identified for the
                     registrant's auditors any material weaknesses in internal
                     controls; and

                  b) any fraud, whether or not material, that involves
                     management or other employees who have a significant role
                     in the registrant's internal controls; and

                  6. The registrant's other certifying officers and I have
                     indicated in this report whether or not there were
                     significant changes in internal controls or in other
                     factors that could significantly affect internal controls
                     subsequent to the date of our most recent evaluation,
                     including any corrective actions with regard to significant deficiencies and material weaknesses.

                  Date: June 20, 2003

                                                       Francis Smith

                                                       Principal Financial Officer

                           SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of
         operations of the Issuer.

Date: June 20, 2003                                 Ronald E. Robison
                                                    Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Flexible Income Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of
         operations of the Issuer.

Date: June 20, 2003                                      Francis Smith

                                                         Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Flexible Income Trust and furnished to the Securities and Exchange
Commission or its staff upon request.